Employee Remuneration (Tables)	9 Months Ended
Jan. 31, 2024
Disclosure of employee benefits expenses [abstract]
Summary of Expenses Recognized for Employee Benefits

Expenses recognized for employee benefits for the three and nine months ended January 31, 2024 and 2023 are detailed below:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
Wages, salaries	5,312	2,719	8,059	7,741
Employee benefits	523	216	787	552
Payroll taxes	364	200	547	681
Severance	60	73	60	133
Share-based payments	1,001	193	1,298	1,307
	7,260	3,401	10,751	10,414